Supplementary cash flow information	12 Months Ended
Dec. 31, 2022
Supplementary Cash Flow Information [Abstract]
Supplementary cash flow information [Text Block]

31. Supplementary cash flow information

(a) Other cash (used in) / generated from operating activities:

	Year ended December 31,
	2022	2021
Changes in non-current assets	$(1,577)	$7,038
Amortization of community agreements	5,129	-
Share based compensation paid	(6,647)	(6,782)
Restructuring - Manitoba	(4,524)	6,947
Other	5,576	565
	$(2,043)	$7,768

(b) Change in non-cash working capital:

	Year ended December 31,
	2022	2021
Change in:
Trade and other receivables	$88,482	$(60,978)
Other financial assets/liabilities	11,977	(7,758)
Inventories	(13,032)	(32,752)
Prepaid expenses	(5,377)	1,663
Trade and other payables	2,449	(11,549)
Provisions and other liabilities	11,575	8,583
	$96,074	$(102,791)

(c) Non-cash transactions:

During the year ended December 31, 2022 and 2021, Hudbay entered into the following non-cash investing and financing activities which are not reflected in the consolidated statements of cash flows:

- Remeasurement of Hudbay's decommissioning and restoration liabilities led to a net decrease in related property, plant and equipment assets of $37,108 (December 31, 2021 - a net increase of $144,016), mainly related to changes to real discount rates associated with remeasurement of the liabilities.

- Property, plant and equipment included $27,984 (December 31, 2021 - $49,695) of capital additions related to the recognition of ROU assets. Property, plant and equipment and other assets include $39,240 of capital additions related to agreements with communities (December 31, 2021 - $22,796).